UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2009
                                                ------------------
Check here if Amendment [  ]: Amendment Number:
                                                --------------

   This Amendment (Check only one):   |_|  is a restatement
                                      |_|  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             JAT Capital Management, L.P.
Address:          599 Lexington Avenue, Suite 4110
                  New York, NY 10022


Form 13F File Number:        28-12755
                             --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mark A. Weiner
Title:            Chief Financial Officer
Phone:            (212) 720-3131

Signature, Place and Date of Signing:


       /s/ Mark A. Weiner            New York, NY             February 16, 2010
---------------------------          -------------            -----------------
           [Signature]               [City, State]                 [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
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Form 13F Information Table Entry Total:                      30
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Form 13F Information Table Value Total:                   $794,300
                                                  ---------------------
                                                      (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None





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



                                                    JAT CAPITAL MANAGEMENT, L.P.
                                                             FORM 13F-HR
                                                  Quarter Ended December 31, 2009

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                              CLASS                      VALUE     SH/PRN     SH/   PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
  NAME OF ISSUER              TITLE          CUSIP     (X$1,000)     AMT      PRN   CALL  DISCRETION  MGRS      SOLE    SHARED  NONE
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
AMERICAN GREETINGS CORP       CL A           026375105     3,142    144,178    SH          SOLE                144,178
APPLE INC                     COM            037833100     6,405     30,396    SH          SOLE                 30,396
ATHEROS COMMUNICATIONS INC    COM            04743P108     3,459    101,018    SH          SOLE                101,018
BROCADE COMMUNICATIONS SYS I  COM NEW        111621306    46,155  6,049,093    SH          SOLE              6,049,093
BUCKLE INC                    COM            118440106     4,194    143,248    SH          SOLE                143,248
CABLEVISION SYS CORP          CL A NY CABLVS 12686C109    34,593  1,339,762    SH          SOLE              1,339,762
CBS CORP NEW                  CL B           124857202    11,834    842,284    SH          SOLE                842,284
COMMSCOPE INC                 COM            203372107    79,157  2,983,696    SH          SOLE              2,983,696
CORRECTIONS CORP AMER NEW     COM NEW        22025Y407     9,619    391,797    SH          SOLE                391,797
CROCS INC                     COM            227046109    14,295  2,486,152    SH          SOLE              2,486,152
CTRIP COM INTL LTD            ADR            22943F100    17,587    244,741    SH          SOLE                244,741
DIRECTV                       COM CL A       25490A101    19,361    580,542    SH          SOLE                580,542
EQUINIX INC                   COM NEW        29444U502   120,947  1,139,401    SH          SOLE              1,139,401
F5 NETWORKS INC               COM            315616102    44,119    832,900    SH   CALL   SOLE                832,900
F5 NETWORKS INC               COM            315616102    54,659  1,031,894    SH          SOLE              1,031,894
GANNETT INC                   COM            364730101     1,212     81,645    SH          SOLE                 81,645
HOME INNS & HOTELS MGMT INC   SPON ADR       43713W107    25,939    733,769    SH          SOLE                733,769
LIBERTY MEDIA CORP NEW        LIB STAR COM A 53071M708    30,714    665,535    SH          SOLE                665,535
LIBERTY MEDIA CORP NEW        INT COM SER A  53071M104    39,569  3,650,305    SH          SOLE              3,650,305
MERCADOLIBRE INC              COM            58733R102    24,550    473,305    SH          SOLE                473,305
NEW YORK TIMES CO             CL A           650111107    23,145  1,872,564    SH          SOLE              1,872,564
NII HLDGS INC                 CL B NEW       62913F201    41,129  1,224,795    SH          SOLE              1,224,795
PALM INC NEW                  COM            696643105     6,017    599,885    SH          SOLE                599,885
PERFECT WORLD CO LTD          SPON ADR REP B 71372U104    68,455  1,735,674    SH          SOLE              1,735,674
REGAL ENTMT GROUP             CL A           758766109    15,596  1,080,035    SH          SOLE              1,080,035
ROYAL CARIBBEAN CRUISES LTD   COM            V7780T103    35,576  1,407,279    SH          SOLE              1,407,279
SUNPOWER CORP                 COM CL A       867652109     5,972    252,206    SH          SOLE                252,206
SUNTECH PWR HLDGS CO LTD      ADR            86800C104     4,416    265,522    SH          SOLE                265,522
SYNAPTICS INC                 COM            87157D109     1,267     41,334    SH          SOLE                 41,334
VALASSIS COMMUNICATIONS INC   COM            918866104     1,217     66,659    SH          SOLE                 66,659
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